Risk management - Sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Local sovereign other than official currency risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 12,187
Percentage of total sovereign risk	5.30%
Non-local sovereign cross border risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 4,269
Percentage of total sovereign risk	1.80%
Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 136,377	€ 138,901
Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	14,520
Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	85,459
Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	36,398
Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
SPAIN
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	213,668
SPAIN | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	35,366	49,640	€ 62,637
SPAIN | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,204
SPAIN | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	19,961
SPAIN | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,201
SPAIN | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
PORTUGAL | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,689	8,753	8,817
PORTUGAL | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk attributable to short position	(746)
PORTUGAL | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,450
PORTUGAL | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,985
PORTUGAL | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
ITALY | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,735	261	€ 6,108
ITALY | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	643
ITALY | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,631
ITALY | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	461
ITALY | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Greece | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0	0
Greece | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Greece | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Greece | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Greece | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
IRELAND | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0	0
IRELAND | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
IRELAND | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
IRELAND | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
IRELAND | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Rest of eurozone | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,809	2,778
Rest of eurozone | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk attributable to short position	(313)
Rest of eurozone | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,679
Rest of eurozone | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	443
Rest of eurozone | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
UK | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,363	10,869
UK | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	740
UK | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,402
UK | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,221
UK | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
POLAND | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,366	11,229
POLAND | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	22
POLAND | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,313
POLAND | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	31
POLAND | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Rest of Europe | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	777	329
Rest of Europe | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk attributable to short position	(2)
Rest of Europe | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	120
Rest of Europe | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	659
Rest of Europe | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
UNITED STATES | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	16,299	8,682
UNITED STATES | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	794
UNITED STATES | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,463
UNITED STATES | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,042
UNITED STATES | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
BRAZIL | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	28,998	27,054
BRAZIL | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,483
BRAZIL | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	21,250
BRAZIL | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,265
BRAZIL | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
MEXICO | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	13,673	10,415
MEXICO | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,366
MEXICO | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,350
MEXICO | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	957
MEXICO | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
CHILE | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,460	1,776
CHILE | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	320
CHILE | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,759
CHILE | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	381
CHILE | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Other American Countries | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,029	893
Other American Countries | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9
Other American Countries | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	249
Other American Countries | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	771
Other American Countries | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Rest of World | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,813	€ 6,222
Rest of World | Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Rest of World | Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,832
Rest of World | Financial assets at amortised cost, category | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	981
Rest of World | Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 0